Operating segments (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) oz	Jun. 30, 2025 USD ($) oz
Operating segments
Revenue	$ 75,914	$ 65,309	$ 142,347	$ 121,487
Corporate and social responsibility			854	823
Fidelity
Operating segments
Revenue			$ 49,753	$ 40,443
Mass of gold sold (ounces) | oz			11,490	13,437
AEG
Operating segments
Revenue			$ 0	$ 38,908
Mass of gold sold (ounces) | oz			0	12,762
Stonex Financial Limited
Operating segments
Revenue			$ 92,594	$ 42,136
Mass of gold sold (ounces) | oz			20,104	13,676